THE NEEDHAM FUNDS, INC.

Needham Aggressive Growth Fund

SUPPLEMENT DATED NOVEMBER 17, 2010 TO THE PROSPECTUS AND
SUMMARY PROSPECTUS DATED MAY 1, 2010, AS SUPPLEMENTED ON JUNE 11, 2010

Needham Investment Management L.L.C. (the “Adviser”), has recommended, and the Board of Directors has approved, a new Fee Waiver Agreement under which the Adviser agrees to waive its management fee for, and to reimburse certain expenses of, the Fund in order to limit the annual operating expenses of the Needham Aggressive Growth Fund to not more than 1.95% of average daily net assets.

Accordingly, effective January 1, 2011, the “Fees and Expenses of the Aggressive Growth Fund”section, beginning on page 6 of the Fund’s Prospectus and page 1 of the Fund’s Summary Prospectus is deleted and replaced with the following:

Fees and Expenses of the Aggressive Growth Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Aggressive Growth Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other Distributions	None
Redemption Fee (as a % of amount redeemed) on Shares Held Less Than 60 Days	2.00%
Wire Redemption Fee	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses
Dividends on Short Positions and Interest Expense	0.01%
All Remaining Other Expenses	0.99%

Total Other Expenses	1.00%

Acquired Fund Fees and Expenses(a)	0.07%
Total Annual Fund Operating Expenses	2.57%
Fee Waiver and Expense Reimbursement(b)	-0.54%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.03%

(a)	Acquired fund fees and expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of the Aggressive Growth Fund.

(b)
Effective January 1, 2011, the Adviser has entered into an agreement with the Aggressive Growth Fund whereby the Adviser has contractually agreed to waive its fee for, and to reimburse expenses (excluding interest, dividends on short positions, acquired fund fees and expenses and extraordinary items) of, the Aggressive Growth Fund in an amount that limits annual operating expenses to not more than 1.95% of the average daily net assets of the Aggressive Growth Fund. This agreement is effective for the period through December 31, 2011. After December 31, 2011 the Adviser or the Aggressive Growth Fund can choose not to continue the agreement.

In addition, the expense Example on page 7 of the Fund’s Prospectus and page 2 of the Fund’s Summary Prospectus is deleted and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Aggressive Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Aggressive Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Aggressive Growth Fund’s operating expenses remain the same. The example also assumes that the current contractual fee waiver is not renewed after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$206	$748	$1,317	$2,865

In addition, on page 24 of the Prospectus, the third paragraph under the section entitled “Investment Adviser” is deleted and replaced with the following:

The Adviser has contractually agreed to waive its management fee for, and to reimburse expenses of, each Fund in an amount that limits annual operating expenses (excluding interest, dividend on short positions, acquired fund fees and expenses and extraordinary items) to not more than 2.50% of the average daily net assets of the Growth Fund for the period May 1, 2010 through May 1, 2011, and 1.95% of the average daily net assets of the Aggressive Growth Fund and the Small Cap Growth Fund for the period from January 1, 2011 through December 31, 2011.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.

THE NEEDHAM FUNDS, INC.

Needham Small Cap Growth Fund

SUPPLEMENT DATED NOVEMBER 17, 2010 TO THE PROSPECTUS AND
SUMMARY PROSPECTUS DATED MAY 1, 2010, AS SUPPLEMENTED ON JUNE 11, 2010

Needham Investment Management L.L.C. (the “Adviser”),has recommended, and the Board of Directors has approved, a new Fee Waiver Agreement under which the Adviser agrees to waive its management fee for, and to reimburse certain expenses of, the Fund in order to limit the annual operating expenses of the Needham Small Cap Growth Fund to not more than 1.95% of average daily net assets.

Accordingly, effective January 1, 2011, the “Fees and Expenses of the Small Cap Growth Fund” section beginning on page 11 of the Fund’s Prospectus and page 1 of the Fund’s Summary Prospectus is deleted and replaced with the following:

Fees and Expenses of the Small Cap Growth Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Growth Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other Distributions	None
Redemption Fee (as a % of amount redeemed) on Shares Held Less Than 60 Days	2.00%
Wire Redemption Fee	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses
Dividends on Short Positions and Interest Expense	0.07%
All Remaining Other Expenses	1.45%

Total Other Expenses	1.52%
Acquired Fund Fees and Expenses(a)	0.07%
Total Annual Fund Operating Expenses	3.09%
Fee Waiver and Expense Reimbursement(b)	-1.00%
Total Annual Fund Operating Expenses After Fee Waiver and Expense
Reimbursement	2.09%

(a)	Acquired fund fees and expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of the Small Cap Growth Fund.

(b)
Effective January 1, 2011, the Adviser has entered into an agreement with the Small Cap Growth Fund whereby the Adviser has contractually agreed to waive its fee for, and to reimburse expenses (excluding interest, dividends on short positions, acquired fund fees and expenses and extraordinary items) of, the Small Cap Growth Fund in an amount that limits annual operating expenses to not more than 1.95% of the average daily net assets of the Small Cap Growth Fund. This agreement is effective for the period through December 31, 2011. After December 31, 2011 the Adviser or the Small Cap Growth Fund can choose not to continue the agreement.

In addition, the expense Example on page 7 of the Fund’s Prospectus and page 2 of the Fund’s Summary Prospectus is deleted and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Small Cap Growth Fund’s operating expenses remain the same. The example also assumes that the current contractual fee waiver is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$212	$860	$1,533	$3,332

In addition, on page 24 of the Prospectus, the third paragraph under the section entitled “Investment Adviser” is deleted and replaced with the following:

The Adviser contractually agreed to waive its management fee for, and to reimburse expenses of, each Fund in an amount that limits annual operating expenses (excluding interest, dividend on short positions, acquired fund fees and expenses and extraordinary items) to not more than 2.50% of the average daily net assets of the Growth Fund for the period May 1, 2010 through May 1, 2011, and 1.95% of the average daily net assets of the Aggressive Growth Fund and the Small Cap Growth Fund for the period from January 1, 2011 through December 31, 2011.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.